POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “TM” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 18, the second sentence of the first paragraph of the section titled “PowerShares DWA Basic Materials Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the basic materials sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 22, the second sentence of the first paragraph of the section titled “PowerShares DWA Consumer Cyclicals Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the consumer discretionary (or cyclicals) sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 26, the second sentence of the first paragraph of the section titled “PowerShares DWA Consumer Staples Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the consumer staples sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 30, the second sentence of the first paragraph of the section titled “PowerShares DWA Energy Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the energy sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 34, the second sentence of the first paragraph of the section titled “PowerShares DWA Financial Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the financials sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 38, the second sentence of the first paragraph of the section titled “PowerShares DWA Healthcare Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the healthcare sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 42, the second sentence of the first paragraph of the section titled “PowerShares DWA Industrials Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the industrials sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 45, the second sentence of the first paragraph of the section titled “PowerShares DWA Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of approximately 100 common stocks from an eligible universe of approximately 1,000 securities of large capitalization companies that trade on any U.S. exchange and that are included within the NASDAQ US Benchmark Index.

•	On page 49, the first sentence of the second paragraph of the section titled “PowerShares DWA NASDAQ Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Index Provider selects approximately 100 common stocks for inclusion in the Underlying Index from an eligible universe of approximately 1,000 securities of large capitalization companies that trade on The NASDAQ Stock Market LLC (excluding American depositary receipts (“ADRs”) and foreign securities) and that are included in the NASDAQ US Benchmark Index.

•	On page 53, the second sentence of the first paragraph of the section titled “PowerShares DWA Technology Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the technology sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 57, the second sentence of the first paragraph of the section titled “PowerShares DWA Utilities Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the utilities sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 203, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Basic Materials Technical Leaders™ Index (PowerShares DWA Basic Materials Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Basic Materials Technical Leaders Index (PowerShares DWA Basic Materials Momentum Portfolio)

The Underlying Index for the PowerShares DWA Basic Materials Momentum Portfolio is a modified market capitalization weighted index that includes securities within the basic materials sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of large-cap securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million and (iii) be classified within the basic materials sector by Dorsey Wright’s proprietary industry classification system.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	Beginning on page 203, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Consumer Cyclicals Technical Leaders™ Index (PowerShares DWA Consumer Cyclicals Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Consumer Cyclicals Technical Leaders Index (PowerShares DWA Consumer Cyclicals Momentum Portfolio)

The Underlying Index for the PowerShares DWA Consumer Cyclicals Momentum Portfolio is a modified market capitalization weighted index that includes securities within the consumer discretionary (or “cyclicals”) sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of large-cap securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million and (iii) be classified within the consumer discretionary sector by Dorsey Wright’s proprietary industry classification system.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	On page 204, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Consumer Staples Technical Leaders™ Index (PowerShares DWA Consumer Staples Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Consumer Staples Technical Leaders Index (PowerShares DWA Consumer Staples Momentum Portfolio)

The Underlying Index for the PowerShares DWA Consumer Staples Momentum Portfolio is a modified market capitalization weighted index that includes securities within the consumer staples sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of large-cap securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million and (iii) be classified within the consumer staples sector by Dorsey Wright’s proprietary industry classification system.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	Beginning on page 204, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Energy Technical Leaders™ Index (PowerShares DWA Energy Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Energy Technical Leaders Index (PowerShares DWA Energy Momentum Portfolio)

The Underlying Index for the PowerShares DWA Energy Momentum Portfolio is a modified market capitalization weighted index that includes securities within the energy sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of large-cap securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million and (iii) be classified within the energy sector by Dorsey Wright’s proprietary industry classification system.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	On page 205, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Financials Technical Leaders™ Index (PowerShares DWA Financial Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Financials Technical Leaders Index (PowerShares DWA Financial Momentum Portfolio)

The Underlying Index for the PowerShares DWA Financial Momentum Portfolio is a modified market capitalization weighted index that includes securities within the financials sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of large-cap securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million and (iii) be classified within the financials sector by Dorsey Wright’s proprietary industry classification system.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	Beginning on page 205, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Healthcare Technical Leaders™ Index (PowerShares DWA Healthcare Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Healthcare Technical Leaders Index (PowerShares DWA Healthcare Momentum Portfolio)

The Underlying Index for the PowerShares DWA Healthcare Momentum Portfolio is a modified market capitalization weighted index that includes securities within the healthcare sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of large-cap securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million and (iii) be classified within the healthcare sector by Dorsey Wright’s proprietary industry classification system.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	On page 206, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Industrials Technical Leaders™ Index (PowerShares DWA Industrials Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Industrials Technical Leaders Index (PowerShares DWA Industrials Momentum Portfolio)

The Underlying Index for the PowerShares DWA Industrials Momentum Portfolio is a modified market capitalization weighted index that includes securities within the industrials sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of large-cap securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million and (iii) be classified within the industrials sector by Dorsey Wright’s proprietary industry classification system.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	On page 206, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright NASDAQ Technical Leaders™ Index (PowerShares DWA NASDAQ Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® NASDAQ Technical Leaders Index (PowerShares DWA NASDAQ Momentum Portfolio)

The Underlying Index for the PowerShares DWA Momentum Portfolio is a modified market capitalization weighted index that includes securities that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of approximately 1,000 securities of large capitalization companies that trade on The NASDAQ Stock Market LLC (excluding ADRs and foreign securities). Eligible securities must be one of the 1,000 largest constituents of the NASDAQ US Benchmark Index by market capitalization and have a minimum three-month average daily dollar trading volume of $1 million.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider then ranks the eligible securities by their relative strength score, selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	On page 206, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Technical Leaders™ Index (PowerShares DWA Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Technical Leaders Index (PowerShares DWA Momentum Portfolio)

The Underlying Index for the PowerShares DWA Momentum Portfolio is a modified market capitalization weighted index that includes securities that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of approximately 1,000 securities of large capitalization companies that trade on U.S. exchanges. Eligible securities must be one of the 1,000 largest constituents of the NASDAQ US Benchmark Index by market capitalization and have a minimum three-month average daily dollar trading volume of $1 million.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index

Provider then ranks the eligible securities by their relative strength score, selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	On page 207, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Technology Technical Leaders™ Index (PowerShares DWA Technology Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Technology Technical Leaders Index (PowerShares DWA Technology Momentum Portfolio)

The Underlying Index for the PowerShares DWA Technology Momentum Portfolio is a modified market capitalization weighted index that includes securities within the technology sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of large-cap securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million and (iii) be classified within the technology sector by Dorsey Wright’s proprietary industry classification system.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

•	On page 207, the information in the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies—Dorsey Wright Utilities Technical Leaders™ Index (PowerShares DWA Utilities Momentum Portfolio)” is deleted and replaced with the following:

Dorsey Wright® Utilities Technical Leaders Index (PowerShares DWA Utilities Momentum Portfolio)

The Underlying Index for the PowerShares DWA Utilities Momentum Portfolio is a modified market capitalization weighted index that includes securities within the utilities sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of large-cap securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million and (iii) be classified within the utilities staples by Dorsey Wright’s proprietary industry classification system.

The Index Provider assigns a relative strength score to each eligible security based on the security’s intermediate- and long-term price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Index Provider reconstitutes and rebalances the Underlying Index quarterly. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly reconstitution.

Please Retain This Supplement for Future Reference.

P-PS-PRO-1 SUP-3 062615